Income Taxes - Summary of Components of Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carryforwards	$ 12,844,999	$ 10,166,675
Foreign research and development tax credit carryforwards	2,428,094	2,225,961
Property and equipment	412,283	374,253
Accounts receivable and other	400	400
Stock options	50,580	163,109
Accrued vacation	34,107	33,014
Intangible assets	(162,057)	(172,189)
Total deferred tax assets	15,608,406	12,791,223
Valuation allowance	(15,608,406)	(12,791,223)
Net deferred tax assets	$ 0	$ 0